COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Sheudule of Future Minimum Rental Payments

Future minimum rental payments under agreements classified as operating leases with non-cancellable terms for the next 12 months and thereafter as follows:

For the period ended June 30, 2018 and the year ended December 31, 2017	June 30, 2018	December 31, 2017
2018	$14,820	$28,657
2019 and thereafter	34,200	32,734

Total	$49,020	$61,391